File No. 333-48255


               SECURITIES AND EXCHANGE COMMISSION
                   WASHINGTON, D.C. 20549-1004

                         POST-EFFECTIVE
                         AMENDMENT NO. 5

                               TO

                            FORM S-6

For Registration Under the Securities Act of 1933 of Securities of Unit Investment Trusts Registered on Form N-8B-2


                             FT 250
              COMMUNICATIONS GROWTH TRUST, SERIES 2
                FUNDAMENTAL VALUE TRUST, SERIES 1
                 INSURANCE GROWTH TRUST SERIES 1
                 INTERNET GROWTH TRUST, SERIES 4
          MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2
                 MEDICAL GROWTH TRUST, SERIES 1
                      (Exact Name of Trust)

                  FIRST TRUST PORTFOLIOS, L.P.
                    (Exact Name of Depositor)

                      1001 Warrenville Road
                     Lisle, Illinois  60532

  (Complete address of Depositor's principal executive offices)



          FIRST TRUST PORTFOLIOS, L.P.     CHAPMAN AND CUTLER LLP
          Attn:  James A. Bowen            Attn:  Eric F. Fess
          1001 Warrenville Road            111 West Monroe Street
          Lisle, Illinois  60532           Chicago, Illinois  60603


        (Name and complete address of agents for service)

It is proposed that this filing will become effective (check appropriate box)

:____:    immediately upon filing pursuant to paragraph (b)
:__X_:    July 31, 2003
:____:    60 days after filing pursuant to paragraph (a)
:____:    on (date) pursuant to paragraph (a) of rule (485 or 486)



              CONTENTS OF POST-EFFECTIVE AMENDMENT
                    OF REGISTRATION STATEMENT


     This Post-Effective Amendment of Registration Statement comprises the following papers and documents:

                          The facing sheet

                          The purpose of the Amendment

                          The signatures

                  THE PURPOSE OF THE AMENDMENT

     The   purpose   of  this  amendment  is  to  terminate   the
declaration made pursuant to Rule 24f-2 promulgated under the Investment Company Act of 1940, as amended, because Units of FT 250 are no longer being offered for sale in the secondary market.
A final Rule 24f-2 Notice with respect to such series has been filed concurrently with this filing.


                               S-1

                           SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, FT 250 COMMUNICATIONS GROWTH TRUST, SERIES 2, FUNDAMENTAL VALUE TRUST, SERIES 1, INSURANCE GROWTH TRUST SERIES 1, INTERNET GROWTH TRUST, SERIES 4, MEDIA & ENTERTAINMENT GROWTH TRUST, SERIES 2 AND MEDICAL GROWTH TRUST, SERIES 1 certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment of its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized in the Village of Lisle and State of Illinois on July 31, 2003.

                         FT 250
                         COMMUNICATIONS GROWTH TRUST, SERIES 2
                           FUNDAMENTAL VALUE TRUST, SERIES 1
                           INSURANCE GROWTH TRUST SERIES 1
                           INTERNET GROWTH TRUST, SERIES 4
                           MEDIA & ENTERTAINMENT GROWTH TRUST,
                           SERIES 2
                           MEDICAL GROWTH TRUST, SERIES 1
                                    (Registrant)
                           By  FIRST TRUST PORTFOLIOS, L.P.
                                    (Depositor)


                           By  Robert M. Porcellino
                               Senior Vice President


                           S-2

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacity and on the date indicated:

       NAME                 TITLE*                 DATE

David J. Allen             Director           )
                           of The Charger     )
                           Corporation, the   ) July 31, 2003
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )
                                              )
Judith M. Van Kampen       Director           )
                           of The Charger     ) Robert M. Porcellino
                           Corporation, the   ) Attorney-in-Fact**
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

Karla M. Van Kampen-Pierre Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )

David G. Wisen             Director           )
                           of The Charger     )
                           Corporation, the   )
                           General Partner of )
                           First Trust        )
                           Portfolios, L.P.   )


       * The title of the person named herein represents his capacity in and relationship to First Trust Portfolios, L.P., Depositor.

       ** An executed copy of the related power of attorney was filed with the Securities and Exchange Commission in connection with the Amendment No. 1 to Form S-6 of FT 597 (File No. 333-76518) and the same is hereby incorporated herein by this reference.


                               S-3